Income Taxes - Reconciliation of Effective Income Tax Rate to Federal Rate (Detail)	12 Months Ended
	Sep. 29, 2018		Sep. 30, 2017	Oct. 01, 2016
Income Tax Disclosure [Abstract]
Federal income tax rate	24.50%		35.00%	35.00%
State taxes, net of federal benefit	1.90%		1.70%	1.80%
Domestic production activity deduction	(1.40%)		(2.10%)	(1.60%)
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(1.10%)		(1.60%)	(1.10%)
Tax Act	(11.50%)	[1]	0.00%	0.00%
Other, including tax reserves and related interest	(1.10%)		(0.90%)	0.10%
Effective Income Tax Rate, Continuing Operations, Total	11.30%		32.10%	34.20%

[1]	Reflects the impact from the Deferred Remeasurement, net of the Deemed Repatriation Tax